Segment Information (Schedule of Sales and Property, Plant and Equipment by Geographical Area) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales	¥ 8,692,672	¥ 7,417,980	¥ 7,765,507
Property, plant and equipment	1,883,309	1,956,021	1,574,830
Japan [Member]
Sales	4,514,246	3,994,379	4,082,233
Property, plant and equipment	1,509,705	1,571,914	1,230,868
North and South America [Member]
Sales	1,070,833	917,898	996,647
Property, plant and equipment	36,738	42,215	31,694
Europe [Member]
Sales	857,192	771,251	962,981
Property, plant and equipment	45,714	48,444	48,398
Asia and Others [Member]
Sales	2,250,401	1,734,452	1,723,646
Property, plant and equipment	291,152	293,448	263,870
United States Included in North and South America [Member]
Sales	904,968	781,264	857,896
China Included in Asia and Others [Member]
Sales	¥ 1,178,010	¥ 903,531	¥ 855,352